Total
AXS Real Estate Income ETF
AXS REAL ESTATE INCOME ETF
Investment Objective
The investment objective of the AXS Real Estate Income ETF (the “Fund”) is to seek a combination of capital appreciation and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AXS Real Estate Income ETF AXS Real Estate Income ETF
Management Fees	1.25%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.25%
Fee Waiver	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.89%	[1]
[1]	The Fund’s investment advisor has contractually agreed to waive a portion of its management fee for a period of two years from August 25, 2023, the date of the reorganization of the Predecessor Fund (defined below) into the Fund, in an amount equal to 0.36% on Fund assets up to $500 million and 0.55% on Fund assets greater than $500 million. This arrangement may be terminated before the conclusion of the two-year term only by the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver only for the term the contractual fee waiver. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AXS Real Estate Income ETF | AXS Real Estate Income ETF | USD ($)	91	323	615	1,446

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. For the fiscal period July 1, 2023, through December 31, 2023, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in income producing real estate securities. Income producing real estate securities are equity securities that distribute income to shareholders from mortgage- and real estate-related assets. The Fund’s investments in income producing real estate securities primarily include common and preferred securities of U.S. publicly traded real estate investment trusts (“REITs”) that focus on owning commercial and residential mortgages (“mREITs”), and publicly traded closed-end funds that invest primarily in mortgage-backed securities (“mREITs”). In addition, the Fund may invest up to 20% of its net assets in corporate bonds. The Fund may invest in securities of issuers of any market capitalization.

The Fund typically invests 70% to 100% of its total assets in securities included in the Gapstow Real Estate Income Index (the “Index”), and the remainder in preferred securities of mREITs. The Index constituents are primarily common stocks of mREITs, but also include, to a lesser extent, mCEFs. mREITs are real estate-related equity securities that generate income on loans by investing in mortgages, mortgage-backed securities, and related real estate assets. For the Fund to own a preferred security, it must meet minimum market liquidity requirements and other criteria. The Fund’s investment advisor determines the allocation between Index components and preferred securities of mREITs on a quarterly basis based on the advisor’s macroeconomic outlook, expected capital appreciation, and income potential.

With respect to the portion of the Fund’s investments in Index constituents, the Fund uses a “passive management” (or an indexing) approach to track the performance, before fees and expenses, of the Index. With respect to the portion of the Fund’s investments in Index constituents, the Fund will generally use a “replication” strategy, meaning it generally will invest in all of the securities of the Index in approximately the same proportion as in the Index. However, when the Fund’s investment advisor believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs; an Index constituent becomes temporarily illiquid, unavailable, or less liquid; or as a result of legal restrictions or limitations that apply to the Fund but not to the Index), the Fund may use a “representative sampling” strategy. Representative sampling is an indexing strategy that involves investing in a sample of the component securities in the Index, the risk, return and other characteristics of which closely resemble the risk, return and other characteristics of the Index as a whole. The Index was created by Gapstow Capital Partners (“Gapstow” or the “Index Provider”). Gapstow is not affiliated with the Fund or the Fund’s investment advisor. As of December 31, 2023, the Index was comprised of 28 mREITs. No mCEFs met the criteria for inclusion in the Index as of December 31, 2023.

To be eligible for inclusion in the Index, an mREIT or mCEF must have (i) been trading for at least 90 days, (ii) an average daily trading volume of above $750,000 over the last six months and (iii) an average market capitalization above $500 million over the last six months. Gapstow classifies each constituent into one of the following three real estate debt sectors for weighting purposes, as discussed further below:

•        Commercial real estate lending,

•        Non-agency real estate debt, or

•        Agency real estate debt.

Within the Index, each constituent is assigned an initial neutral weight based on its real estate debt sector and the number of constituents in the sector. For example, the commercial real estate lending sector has a neutral weight of 50% of the Index, and if there are 12 securities in the sector, each security in the commercial real estate lending sector will have a neutral constituent weight of 4.2%. The non-agency real estate debt and agency real estate debt sectors will each have a neutral weight of 25%.

The Index is reconstituted semi-annually, effective on the first business day (i.e., NYSE trading day) of April and October. The Index’s exposure may change significantly with each reconstitution or due to market movements between reconstitutions. The Index is rebalanced to neutral sector and constituent weights each quarter. Gapstow analyzes the constituents once a year to ensure they are still properly classified.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer, or a smaller number of issuers, than a diversified fund.

To the extent the Index concentrates in the securities of a particular industry or group of related industries, the Fund will concentrate its investments (i.e., holds more than 25% of its total assets) to approximately the same extent as the Index. As of the date of this Prospectus, the Index is currently concentrated in commercial real estate debt.

Principal Risks
Performance

The Fund acquired the assets and liabilities of the High Yield ETF (the “Predecessor Fund”), a series of Exchange Listed Funds Trust, following the reorganization of the Predecessor Fund on August 25, 2023. Prior to the reorganization, the Predecessor Fund was advised by another investment advisor. The Predecessor Fund’s performance for the periods prior to the reorganization is not shown. The Fund’s performance information will be included after the Fund has been in operation for one full calendar year.